Investments in Associates - Summary of Changes in Carrying Amount of Associate (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure of associates [line items]
Investments in associates accounted for using equity method, beginning balance	$ 57,559	$ 27,265
Capital investment		2,279
Additions	14,351	30,183
Company's share of net income loss of associate	(3,021)	(2,141)
Currency translation adjustments and other	175	(27)
Investments in associates accounted for using equity method, ending balance	72,292	57,559
Total for all associates
Disclosure of associates [line items]
Dilution gains	3,228
Versamet Royalties Corp.
Disclosure of associates [line items]
Investments in associates accounted for using equity method, beginning balance	47,297	18,278
Capital investment		0
Additions	14,187	30,183
Company's share of net income loss of associate	(573)	(1,202)
Currency translation adjustments and other	180	38
Investments in associates accounted for using equity method, ending balance	64,319	47,297
Versamet Royalties Corp. | Total for all associates
Disclosure of associates [line items]
Dilution gains	3,228
Horizon Copper Corp.
Disclosure of associates [line items]
Investments in associates accounted for using equity method, beginning balance	10,262	8,987
Capital investment		2,279
Additions	164	0
Company's share of net income loss of associate	(2,448)	(939)
Currency translation adjustments and other	(5)	(65)
Investments in associates accounted for using equity method, ending balance	7,973	$ 10,262
Horizon Copper Corp. | Total for all associates
Disclosure of associates [line items]
Dilution gains	$ 0